LONG-TERM DEBT	12 Months Ended
Dec. 31, 2020
LONG-TERM DEBT
LONG-TERM DEBT

15.  LONG-TERM DEBT

	Effective interest rate as of
	December 31, 2020	2020	2019
Bank credit facilities (i)	—%	$—	$89.3
Senior Notes (ii)		4,120.0	4,173.0
		4,120.0	4,262.3
Change in fair value related to hedged interest rate risk		16.8	9.1
Financing costs, net of amortization		(25.3)	(31.2)
		$4,111.5	$4,240.2

As of December 31, 2020, the carrying value of long-term debt denominated in U.S. dollars, excluding financing costs, was $2,561.8 million ($2,607.1 million as of December 31, 2019) while the net fair value of related hedging derivative instruments was in an asset position of $333.3 million ($391.0 million as of December 31, 2019).

(i)

The bank credit facility provides for a $1,500.0 million secured revolving credit facility that matures in July 2023 and bears interest at Bankers’ acceptance rate, London Inter-bank Offered Rate (“LIBOR”), Canadian prime rate or U.S. prime rate, plus a premium determined by the Corporation’s leverage ratio. The bank credit facility is secured by a first ranking hypothec on the universality of all tangible and intangible assets, current and future, of the Corporation and most of its wholly owned subsidiaries. As of December 31, 2020, the bank credit facility was secured by assets with a carrying value of $8,114.0 million ($8,062.9 million in 2019). The bank credit facility contains covenants such as maintaining certain financial ratios, as well as limitations on the Corporation’s ability to incur additional indebtedness, pay dividends, or make other distributions. As of December 31, 2020, no  amount was drawn on the secured revolving credit facility ($89.3 million was drawn as of December 31, 2019).

(ii)

The Senior Notes are unsecured and contain certain restrictions on the Corporation, including limitations on its ability to incur additional indebtedness, pay dividends, or make other distributions. Some Notes are redeemable at the option of the issuer, in whole or in part, at a price based on a make-whole formula during the first five years of the term of the Notes and at a decreasing premium thereafter, while the remaining Notes are redeemable at a price based on a make-whole formula at any time prior to maturity. The Senior Notes are guaranteed by specific subsidiaries of the Corporation. The following table summarizes the terms of the outstanding Senior Notes as of December 31, 2020:

		Annual nominal		Interest payable
Principal amount		interest rate	Maturity date	every 6 months on

US$	800.0	5.000%	July 15, 2022	January and July 15
US$	600.0	5.375%	June 15, 2024	June and December 15
	$400.0	5.625%	June 15, 2025	April and October 15
	$375.0	5.750%	January 15, 2026	March and September 15
US$	600.0	5.125%	April 15, 2027	April and October 15
	$800.0[1]	4.500%	January 15, 2030	April and October 15
[1]	The Notes were issued in October 2019 for net proceeds of $790.7 million, net of financing costs of $9.3 million.

On December 31, 2020, the Corporation was in compliance with all debt covenants.

Principal repayments of long-term debt over the coming years are as follows:

2021	$—
2022	1,018.0
2023	—
2024	763.5
2025	400.0
2026 and thereafter	1,938.5

Changes in long-term debt are as follows:

	2020	2019
Balance at beginning of year	$4,240.2	$4,219.6
Net change under revolving facility, net of financing costs	(89.3)	(649.1)
Issuance of long-term debt, net of financing costs	—	790.7
Foreign currency translation	(52.9)	(132.8)
Amortization of financing costs	5.8	5.1
Change in fair value related to hedged interest rate risk	7.7	6.7
Balance at end of year	$4,111.5	$4,240.2